Organization and Principal Activities	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Brother Limited (“BTB” or the “Company”) is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands. The accompanying condensed consolidated financial statements include the financial statements of BTB, its subsidiaries and variable interest entity (“VIE”) and VIE’s subsidiaries for which the Company or its subsidiaries are the primary beneficiaries.

As of December 31, 2022, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain conducted by Hunan Ming Yun Tang Brand Management Co., Ltd., or Hunan MYT, and to-be launched blockchain business conducted by Hunan Bit Brothers Holding Co., Ltd., or Hunan BTB.

On September 29, 2022, the Company’s board of directors approved a 1 for 15 reverse split of its ordinary shares.